                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2004

Check here if Amendment [ ]; Amendment Number:
                                               --------------
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hamilton Investment Management LLC
Address: 415 Madison Ave
         New York, NY 10017

Form 13F File Number: 028-10423

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James Wohlmacher
Title: Chief Operating Officer, Hamilton Investment Management LLC
Phone: (212) 527-8448

Signature, Place, and Date of Signing:


/s/ James Wohlmacher       New York, NY    11-18-04
------------------------   [City, State]    [Date]
[Signature]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

     28-
        -------------------   ---------------------
     [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         None

Form 13F Information Table Entry Total:      95

Form 13F Information Table Value Total: 355,219
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.    Form 13F File Number   Name

            28-
     ----      -----------------   --------------------
     [Repeat as necessary.]

--------------------------------------------------------------------------------------------------
       Name of Issuer              Title or Class       Cusip      Value (000)    Shares/Prin Amnt
--------------------------------------------------------------------------------------------------
January 05 Calls on MRK US              Call          35952H403         460               1,000
AMEREN CORPORATION                  Common Stock      023608102       5,014             100,000
AMERICAN ELECTRIC POWER             Common Stock      025537101       5,151             150,000
ARGOSY GAMING CO                    Common Stock      040228108       3,054              65,400
ADVANCIS PHARMACEUTICAL             Common Stock      00764L109         539             141,000
AZTAR CORP                          Common Stock      054802103         575              16,471
BANKNORTH GROUP INC                 Common Stock      06646R107       5,783             158,000
BOYD GAMING CORP                    Common Stock      103304101         566              13,593
CUBIST PHARMACEUTICALS INC          Common Stock      229678107         733              62,000
COMCAST CORP-SPECIAL CL A           Common Stock      20030N200       6,253             190,400
PROGRESS ENERGY INC-CVO             Common Stock      743263AA3          24             200,000
CARDIOME PHARMA CORPORATION         Common Stock      14159U202         466              61,300
COVENTRY HEALTH CARE INC            Common Stock      222862104       1,592              30,000
CYTOKINETICS INC                    Common Stock      23282W100         270              26,300
DUKE ENERGY CORP                    Common Stock      264399106       2,533             100,000
ENDOCARDIAL SOLUTIONS INC           Common Stock      292962107       2,056             175,700
ELAN CORP PLC-SPONS ADR             Common Stock      284131208       1,074              39,400
ENCYSIVE PHARMACEUTICALS INC        Common Stock      29256X107         295              29,700
EXELON CORP                         Common Stock      30161N101       5,729             130,000
FIRSTENERGY CORP                    Common Stock      337932107       5,136             130,000
SPRINT CORP                         Common Stock      852061100       7,636             307,300
GUIDANT CORP                        Common Stock      401698105      25,271             350,500
GOLD FIELDS LTD-SPONS ADR           Common Stock      38059T106       2,016             161,500
GILEAD SCIENCES INC                 Common Stock      375558103       1,533              43,800
GUILFORD PHARMACEUTICALS INC        Common Stock      401829106         415              83,900
HARRAH'S ENTERTAINMENT INC          Common Stock      413619107         611               9,141
IDENIX PHARMACEUTICALS INC          Common Stock      45166R204         636              37,100
INCYTE CORP                         Common Stock      45337C102         373              37,300
INTROGEN THERAPEUTICS INC           Common Stock      46119F107         272              32,124
ISLE OF CAPRI CASINOS               Common Stock      464592104         563              21,930
KERYX BIOPHARMACEUTICALS            Common Stock      492515101         883              76,329
KOHLS CORP                          Common Stock      500255104       4,170              84,800
LIFEPOINT HOSPITALS INC             Common Stock      53219L109       1,382              39,700
MANDALAY RESORT GROUP               Common Stock      562567107       9,339             132,600
MILLENNIUM CHEMICALS INC            Common Stock      599903101       2,411              90,700
VICURON PHARMACEUTICALS INC         Common Stock      926471103       1,473              84,600
MANNKIND CORP                       Common Stock      56400P201         260              16,500
NEIGHBORCARE INC                    Common Stock      64015Y104       2,696              87,755
NEKTAR THERAPEUTICS                 Common Stock      640268108       1,340              66,200
NORTHPOINT COMMUNICATIONS           Common Stock      666610100          --             150,000
NEWS CORP-CL A                      Common Stock      65248E104      17,279             926,000
NEXTEL PARTNERS INC-CL A            Common Stock      65333F107       3,564             182,400
OCULAR SCIENCES INC                 Common Stock      675744106       6,298             128,500
P G & E CORP                        Common Stock      69331C108       4,992             150,000
AIRGATE PCS INC                     Common Stock      009367301       3,841             107,900
PHARMION CORP                       Common Stock      71715B409       1,642              38,900
PNC FINANCIAL SERVICES GROUP        Common Stock      693475105       2,569              44,720
PINNACLE ENTERTAINMENT INC          Common Stock      723456109         561              28,339
PPL CORPORATION                     Common Stock      69351T106       6,394             120,000
SEARS ROEBUCK & CO                  Common Stock      812387108         638              12,500
SCANA CORP                          Common Stock      80589M102       1,773              45,000
SEPRACOR INC                        Common Stock      817315104       3,147              53,000
SOUTHERN CO                         Common Stock      842587107       3,352             100,000
SPDR TRUST SERIES 1                 Common Stock      78462F103       5,874              48,600
STATION CASINOS INC                 Common Stock      857689103         645              11,795
SUPERGEN INC                        Common Stock      868059106         186              26,400
TRAVELERS PROP CASUALT-B            Common Stock      89420G406         273              15,700
TXU CORP                            Common Stock      873168108      12,912             200,000
VIACOM INC-CL B                     Common Stock      925524308       4,742             130,300
VION PHARMACEUTICALS INC            Common Stock      927624106       1,439             306,805
VERITAS SOFTWARE CORP               Common Stock      923436109      12,217             427,900
VALEANT PHARMACEUTICALS INTE        Common Stock      91911X104       1,115              42,300
VAXGEN INC                          Common Stock      922390208       3,087             181,600
AMR CORPORATION                   Convertible Bond    001765BB1       1,337           1,687,000
AFFILIATED MANAGERS GRP           Convertible Bond    008252AE8      42,572          26,500,000
AMGEN INC                         Convertible Bond    031162AE0      13,377          18,000,000
DANAHER CORP                      Convertible Bond    235851AF9       8,255           9,725,000
FLEMING COMPANIES INC             Convertible Bond    339130AR7           1              28,000
GENERAL MILLS INC                 Convertible Bond    370334AU8      28,721          40,395,000
GREY GLOBAL GROUP INC             Convertible Bond    39787MAB4       7,143           5,500,000
INFINITY INC                      Convertible Bond    45663LAC0       1,163           1,108,632
INFINITY INC                      Convertible Bond    45663LAD8         271             258,401
KELLSTROM INDS INC                Convertible Bond    488035AC0          87           8,690,000
KELLSTROM INDUSTRIES INC          Convertible Bond    488035AE6          36           3,588,000
MEDICIS PHARMACEUTICAL            Convertible Bond    58470KAA2       2,649           2,000,000
MESA AIR GROUP INC                Convertible Bond    590479AA9         115             290,000
MESA AIR GROUP INC                Convertible Bond    590479AB7         482           1,210,000
NORTHWEST AIRLNS CORP             Convertible Bond    667280AD3         801           1,000,000
PALM HARBOR HOMES INC             Convertible Bond    696639AA1       1,854           2,000,000
PENN TREATY AMER CORP             Convertible Bond    707874AH6         598             500,000
PRIMUS TELECOMM GROUP             Convertible Bond    741929AL7       1,365           1,500,000
PRIMUS TELECOMM GROUP             Convertible Bond    741929AN3         777           1,075,000
ROCKFORD CORP                     Convertible Bond    77316PAA9       2,402           4,000,000
SCIOS INC                         Convertible Bond    808905AB9       2,314           2,000,000
SUNTERRA CORP                     Convertible Bond    86787DAC3       2,936           2,700,000
TERREMARK WORLDWIDE INC           Convertible Bond    881448AB0       3,151           3,500,000
TOWER AUTOMOTIVE INC              Convertible Bond    891707AH4       2,094           3,000,000
VECTOR GROUP LTD                  Convertible Bond    92240MAC2       7,343           8,220,000
VECTOR GROUP LTD                  Convertible Bond    92240MAD0       2,882           2,625,000
VERTEX PHARMACEUTICALS            Convertible Bond    92532FAE0       2,561           2,550,000
FUELCELL ENERGY INC               Preferred Stock     35952H403       2,371               2,400
GENERAL CABLE CORP                Preferred Stock     369300306       1,984              25,000
CHIQUITA BRANDS INTL-WT09             Warrant         170032114       2,467             394,788
ORBITAL SCIENCE CORP-CW06             Warrant         685564148       1,986               2,000
SUNTERRA CORP-CW07                    Warrant         86787D117           1              42,173


-----------------------------------------------------------------------------------------------------------------
       Name of Issuer               Shr/Put/Call     Investment Discretion     Other Managers    Sole Voting Auth
-----------------------------------------------------------------------------------------------------------------
January 05 Calls on MRK US              Call                 sole                   N/A                  1,000
AMEREN CORPORATION                  Common Stock             sole                   N/A                100,000
AMERICAN ELECTRIC POWER             Common Stock             sole                   N/A                150,000
ARGOSY GAMING CO                    Common Stock             sole                   N/A                 65,400
ADVANCIS PHARMACEUTICAL             Common Stock             sole                   N/A                141,000
AZTAR CORP                          Common Stock             sole                   N/A                 16,471
BANKNORTH GROUP INC                 Common Stock             sole                   N/A                158,000
BOYD GAMING CORP                    Common Stock             sole                   N/A                 13,593
CUBIST PHARMACEUTICALS INC          Common Stock             sole                   N/A                 62,000
COMCAST CORP-SPECIAL CL A           Common Stock             sole                   N/A                190,400
PROGRESS ENERGY INC-CVO             Common Stock             sole                   N/A                200,000
CARDIOME PHARMA CORPORATION         Common Stock             sole                   N/A                 61,300
COVENTRY HEALTH CARE INC            Common Stock             sole                   N/A                 30,000
CYTOKINETICS INC                    Common Stock             sole                   N/A                 26,300
DUKE ENERGY CORP                    Common Stock             sole                   N/A                100,000
ENDOCARDIAL SOLUTIONS INC           Common Stock             sole                   N/A                175,700
ELAN CORP PLC-SPONS ADR             Common Stock             sole                   N/A                 39,400
ENCYSIVEPHARMACEUTICALS INC         Common Stock             sole                   N/A                 29,700
EXELON CORP                         Common Stock             sole                   N/A                130,000
FIRSTENERGY CORP                    Common Stock             sole                   N/A                130,000
SPRINT CORP                         Common Stock             sole                   N/A                307,300
GUIDANT CORP                        Common Stock             sole                   N/A                350,500
GOLD FIELDS LTD-SPONS ADR           Common Stock             sole                   N/A                161,500
GILEAD SCIENCES INC                 Common Stock             sole                   N/A                 43,800
GUILFORD PHARMACEUTICALS INC        Common Stock             sole                   N/A                 83,900
HARRAH'S ENTERTAINMENT INC          Common Stock             sole                   N/A                  9,141
IDENIX PHARMACEUTICALS INC          Common Stock             sole                   N/A                 37,100
INCYTE CORP                         Common Stock             sole                   N/A                 37,300
INTROGEN THERAPEUTICS INC           Common Stock             sole                   N/A                 32,124
ISLE OF CAPRI CASINOS               Common Stock             sole                   N/A                 21,930
KERYX BIOPHARMACEUTICALS            Common Stock             sole                   N/A                 76,329
KOHLS CORP                          Common Stock             sole                   N/A                 84,800
LIFEPOINT HOSPITALS INC             Common Stock             sole                   N/A                 39,700
MANDALAY RESORT GROUP               Common Stock             sole                   N/A                132,600
MILLENNIUM CHEMICALS INC            Common Stock             sole                   N/A                 90,700
VICURON PHARMACEUTICALS INC         Common Stock             sole                   N/A                 84,600
MANNKIND CORP                       Common Stock             sole                   N/A                 16,500
NEIGHBORCARE INC                    Common Stock             sole                   N/A                 87,755
NEKTAR THERAPEUTICS                 Common Stock             sole                   N/A                 66,200
NORTHPOINT COMMUNICATIONS           Common Stock             sole                   N/A                150,000
NEWS CORP-CL A                      Common Stock             sole                   N/A                926,000
NEXTEL PARTNERS INC-CL A            Common Stock             sole                   N/A                182,400
OCULAR SCIENCES INC                 Common Stock             sole                   N/A                128,500
P G & E CORP                        Common Stock             sole                   N/A                150,000
AIRGATE PCS INC                     Common Stock             sole                   N/A                107,900
PHARMION CORP                       Common Stock             sole                   N/A                 38,900
PNC FINANCIAL SERVICES GROUP        Common Stock             sole                   N/A                 44,720
PINNACLE ENTERTAINMENT INC          Common Stock             sole                   N/A                 28,339
PPL CORPORATION                     Common Stock             sole                   N/A                120,000
SEARS ROEBUCK & CO                  Common Stock             sole                   N/A                 12,500
SCANA CORP                          Common Stock             sole                   N/A                 45,000
SEPRACOR INC                        Common Stock             sole                   N/A                 53,000
SOUTHERN CO                         Common Stock             sole                   N/A                100,000
SPDR TRUST SERIES 1                 Common Stock             sole                   N/A                 48,600
STATION CASINOS INC                 Common Stock             sole                   N/A                 11,795
SUPERGEN INC                        Common Stock             sole                   N/A                 26,400
TRAVELERS PROP CASUALT-B            Common Stock             sole                   N/A                 15,700
TXU CORP                            Common Stock             sole                   N/A                200,000
VIACOM INC-CL B                     Common Stock             sole                   N/A                130,300
VION PHARMACEUTICALS INC            Common Stock             sole                   N/A                306,805
VERITAS SOFTWARE CORP               Common Stock             sole                   N/A                427,900
VALEANT PHARMACEUTICALS INTE        Common Stock             sole                   N/A                 42,300
VAXGEN INC                          Common Stock             sole                   N/A                181,600
AMR CORPORATION                   Convertible Bond           sole                   N/A              1,687,000
AFFILIATED MANAGERS GRP           Convertible Bond           sole                   N/A             26,500,000
AMGEN INC                         Convertible Bond           sole                   N/A             18,000,000
DANAHER CORP                      Convertible Bond           sole                   N/A              9,725,000
FLEMING COMPANIES INC             Convertible Bond           sole                   N/A                 28,000
GENERAL MILLS INC                 Convertible Bond           sole                   N/A             40,395,000
GREY GLOBAL GROUP INC             Convertible Bond           sole                   N/A              5,500,000
INFINITY INC                      Convertible Bond           sole                   N/A              1,108,632
INFINITY INC                      Convertible Bond           sole                   N/A                258,401
KELLSTROM INDS INC                Convertible Bond           sole                   N/A              8,690,000
KELLSTROM INDUSTRIES INC          Convertible Bond           sole                   N/A              3,588,000
MEDICIS PHARMACEUTICAL            Convertible Bond           sole                   N/A              2,000,000
MESA AIR GROUP INC                Convertible Bond           sole                   N/A                290,000
MESA AIR GROUP INC                Convertible Bond           sole                   N/A              1,210,000
NORTHWEST AIRLNS CORP             Convertible Bond           sole                   N/A              1,000,000
PALM HARBOR HOMES INC             Convertible Bond           sole                   N/A              2,000,000
PENN TREATY AMER CORP             Convertible Bond           sole                   N/A                500,000
PRIMUS TELECOMM GROUP             Convertible Bond           sole                   N/A              1,500,000
PRIMUS TELECOMM GROUP             Convertible Bond           sole                   N/A              1,075,000
ROCKFORD CORP                     Convertible Bond           sole                   N/A              4,000,000
SCIOS INC                         Convertible Bond           sole                   N/A              2,000,000
SUNTERRA CORP                     Convertible Bond           sole                   N/A              2,700,000
TERREMARK WORLDWIDE INC           Convertible Bond           sole                   N/A              3,500,000
TOWER AUTOMOTIVE INC              Convertible Bond           sole                   N/A              3,000,000
VECTOR GROUP LTD                  Convertible Bond           sole                   N/A              8,220,000
VECTOR GROUP LTD                  Convertible Bond           sole                   N/A              2,625,000
VERTEX PHARMACEUTICALS            Convertible Bond           sole                   N/A              2,550,000
FUELCELL ENERGY INC               Preferred Stock            sole                   N/A                  2,400
GENERAL CABLE CORP                Preferred Stock            sole                   N/A                 25,000
CHIQUITA BRANDS INTL-WT09             Warrant                sole                   N/A                394,788
ORBITAL SCIENCE CORP-CW06             Warrant                sole                   N/A                  2,000
SUNTERRA CORP-CW07                    Warrant                sole                   N/A                 42,173